LORD ABBETT SERIES FUND, INC.

Growth and Income Portfolio

Supplement dated September 5, 2018 to the

Summary Prospectus dated May 1, 2018, as supplemented

The following table replaces the table in the subsection under “Management – Portfolio Manager” on page 7 of the summary prospectus:

Portfolio Manager/Title	Member of the Investment Management Team Since
Eli Rabinowich, Portfolio Manager	2018
Jeff D. Diamond, Portfolio Manager	2018
So Young Lee, Portfolio Manager	2018

Please retain this document for your future reference.